Annual Total Returns - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI U.S. Low Volatility Index Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	May 29, 2015
Fidelity SAI U.S. Low Volatility Index Fund
Bar Chart Table:
Annual Return 2016	10.61%
Annual Return 2017	18.92%
Annual Return 2018	1.39%
Annual Return 2019	27.70%
Annual Return 2020	9.85%
Annual Return 2021	21.52%
Annual Return 2022	(10.90%)